INTANGIBLE ASSETS, NET (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
INTANGIBLE ASSETS, NET [Abstract]
Amortization expense	$ 75	$ 44	$ 195
Amortization expense, 2016	73
Amortization expense, 2017	55
Amortization expense, 2018	37
Amortization expense, 2019	37
Amortization expense, 2020	37
Amortization expense, 2021 and after	$ 109